Document and Entity Information	Jul. 28, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001838527
Document Type	8-K
Document Period End Date	Jul. 28, 2021
Entity Registrant Name	SPARTAN ACQUISITION CORP. III
Entity Incorporation State Country Code	DE
Entity File Number	001-40022
Entity Tax Identification Number	86-1182458
Entity Address, Address Line One	9 West 57th Street
Entity Address, Address Line Two	43rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	515-3200
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Fourth Of One Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock and one-fourth of one warrant
Trading Symbol	SPAQ.U
Security Exchange Name	NYSE
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	SPAQ
Security Exchange Name	NYSE
Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	SPAQ.WS
Security Exchange Name	NYSE